Operations (Tables)	12 Months Ended
Dec. 31, 2014
Brokers and Dealers [Abstract]
Schedule of Due to (from) Broker-Dealers and Clearing Organizations [Table Text Block]	Until October 22, 2013, the Trust’s brokerage fee constitutes a “wrap fee” of 4.67% of the Trust’s month-end assets on an annual basis (0.38916% monthly) with respect to Class A units and 2.67% of the Trust’s month-end assets on an annual basis (0.225% monthly) with respect to Class B units, which covers the fees described below. “Brokerage fee” includes the following across each class of units:

Recipient	Nature of Payment	Class A Units	Class B Units	Class C Units	Class D Units
Managing Owner	Managing Owner Fee	0.50%	0.50%	0.50%	0.50%
Selling Agents	Selling Commission (monthly)	2.00%	0.00%	0.00%	2.00%
Selling Agents	Selling Commission (initial sales charge)	0.00%	0.00%	0.00%	2.00%
Managing Owner	Wholesale Fee	0.00%	0.00%	0.35%	0.35%
Clearing Broker	Clearing, NFA and exchange fees (approximately)	2.60%	2.60%	2.60%	2.60%
		5.10%	3.10%	3.45%	7.45%